SUPPLEMENT TO

FIDELITY'S TARGETED INTERNATIONAL EQUITY FUNDS
FIDELITY CANADA FUND, FIDELITY EMERGING MARKETS FUND, FIDELITY EUROPE FUND, FIDELITY EUROPE CAPITAL APPRECIATION FUND, FIDELITY FRANCE FUND, FIDELITY GERMANY FUND, FIDELITY HONG KONG AND CHINA FUND, FIDELITY JAPAN FUND, FIDELITY JAPAN SMALL COMPANIES FUND, FIDELITY LATIN AMERICA FUND, FIDELITY NORDIC FUND, FIDELITY PACIFIC BASIN FUND, FIDELITY SOUTHEAST ASIA FUND, FIDELITY UNITED KINGDOM FUND

FUNDS OF FIDELITY INVESTMENT TRUST

DECEMBER 30, 1998

STATEMENT OF ADDITIONAL INFORMATION

   THE FOLLOWING NON-FUNDAMENTAL INVESTMENT LIMITATIONS REPLACE
LIMITATIONS (III) AND (V) FOUND IN THE "INVESTMENT POLICIES AND
LIMITATIONS" SECTION UNDER THE HEADING "INVESTMENT LIMITATIONS OF
CANADA FUND" BEGINNING ON PAGE 2.

   (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

   (v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

   THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION FOUND IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION UNDER THE HEADING
"INVESTMENT LIMITATIONS OF CANADA FUND" ON PAGE 3.

   For purposes of investing at least 65% of the fund's total assets in securities of issuers that have their principal activities in Canada or are registered in Canadian markets, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING NON-FUNDAMENTAL INVESTMENT LIMITATIONS REPLACE
LIMITATIONS (III) AND (V) FOUND IN THE "INVESTMENT POLICIES AND
LIMITATIONS" SECTION UNDER THE HEADING "INVESTMENT LIMITATIONS OF
EMERGING MARKETS FUND" ON PAGE 4.

   (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

   (v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

   THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION FOUND IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION UNDER THE HEADING
"INVESTMENT LIMITATIONS OF EMERGING MARKETS FUND" ON PAGE 4.

   For purposes of investing at least 65% of the fund's total assets in securities of issuers in emerging markets, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING NON-FUNDAMENTAL INVESTMENT LIMITATIONS REPLACE
LIMITATIONS (III) AND (V) FOUND IN THE "INVESTMENT POLICIES AND
LIMITATIONS" SECTION UNDER THE HEADING "INVESTMENT LIMITATIONS OF
EUROPE FUND" ON PAGE 5.

   (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

   (v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

   THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION FOUND IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION UNDER THE HEADING
"INVESTMENT LIMITATIONS OF EUROPE FUND" ON PAGE 5.

   For purposes of investing at least 65% of the fund's total assets in securities of issuers that have their principal activities in Europe, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING NON-FUNDAMENTAL INVESTMENT LIMITATIONS REPLACE
LIMITATIONS (III) AND (V) FOUND IN THE "INVESTMENT POLICIES AND
LIMITATIONS" SECTION UNDER THE HEADING "INVESTMENT LIMITATIONS OF
EUROPE CAPITAL APPRECIATION FUND" ON PAGE 6.

   (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

   (v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

   THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION FOUND IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION UNDER THE HEADING
"INVESTMENT LIMITATIONS OF EUROPE CAPITAL APPRECIATION FUND" ON PAGE
6.

   For purposes of investing at least 65% of the fund's total assets in securities of issuers that have their principal activities in Europe, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING NON-FUNDAMENTAL INVESTMENT LIMITATIONS REPLACE
LIMITATIONS (IV) AND (VI) FOUND IN THE "INVESTMENT POLICIES AND
LIMITATIONS" SECTION UNDER THE HEADING "INVESTMENT LIMITATIONS OF
FRANCE FUND" ON PAGE 7.

   (iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

   (vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

   THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION FOUND IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION UNDER THE HEADING
"INVESTMENT LIMITATIONS OF FRANCE FUND" ON PAGE 7.

   For purposes of investing at least 65% of the fund's total assets in securities of French issuers, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING NON-FUNDAMENTAL INVESTMENT LIMITATIONS REPLACE
LIMITATIONS (IV) AND (VI) FOUND IN THE "INVESTMENT POLICIES AND
LIMITATIONS" SECTION UNDER THE HEADING "INVESTMENT LIMITATIONS OF
GERMANY FUND" ON PAGE 8.

   (iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

   (vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

   THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION FOUND IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION UNDER THE HEADING
"INVESTMENT LIMITATIONS OF GERMANY FUND" ON PAGE 8.

   For purposes of investing at least 65% of the fund's total assets in securities of German issuers, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING NON-FUNDAMENTAL INVESTMENT LIMITATIONS REPLACE
LIMITATIONS (IV) AND (VI) FOUND IN THE "INVESTMENT POLICIES AND
LIMITATIONS" SECTION UNDER THE HEADING "INVESTMENT LIMITATIONS OF HONG KONG AND CHINA FUND" ON PAGE 9.

   (iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

   (vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

   THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION FOUND IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION UNDER THE HEADING
"INVESTMENT LIMITATIONS OF HONG KONG AND CHINA FUND" ON PAGE 9.

   For purposes of investing at least 65% of the fund's total assets in securities of Hong Kong and Chinese issuers, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING NON-FUNDAMENTAL INVESTMENT LIMITATIONS REPLACE
LIMITATIONS (III) AND (V) FOUND IN THE "INVESTMENT POLICIES AND
LIMITATIONS" SECTION UNDER THE HEADING "INVESTMENT LIMITATIONS OF
JAPAN FUND" ON PAGE 10.

   (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

   (v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

   THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION FOUND IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION UNDER THE HEADING
"INVESTMENT LIMITATIONS OF JAPAN FUND" ON PAGE 11.

   For purposes of investing at least 65% of the fund's total assets in securities of Japanese issuers, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING NON-FUNDAMENTAL INVESTMENT LIMITATIONS REPLACE
LIMITATIONS (IV) AND (VI) FOUND IN THE "INVESTMENT POLICIES AND
LIMITATIONS" SECTION UNDER THE HEADING "INVESTMENT LIMITATIONS OF
JAPAN SMALL COMPANIES FUND" ON PAGE 11.

   (iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

   (vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

   THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION FOUND IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION UNDER THE HEADING
"INVESTMENT LIMITATIONS OF JAPAN SMALL COMPANIES FUND" ON PAGE 12.

   For purposes of investing at least 65% of the fund's total assets in securities of Japanese issuers with small market capitalizations, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING NON-FUNDAMENTAL INVESTMENT LIMITATIONS REPLACE
LIMITATIONS (III) AND (V) FOUND IN THE "INVESTMENT POLICIES AND
LIMITATIONS" SECTION UNDER THE HEADING "INVESTMENT LIMITATIONS OF
LATIN AMERICA FUND" BEGINNING ON PAGE 12.

   (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

   (v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

   THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION FOUND IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION UNDER THE HEADING
"INVESTMENT LIMITATIONS OF LATIN AMERICA FUND" ON PAGE 13.

   For purposes of investing at least 65% of the fund's total assets in securities of Latin American issuers, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING NON-FUNDAMENTAL INVESTMENT LIMITATIONS REPLACE
LIMITATIONS (IV) AND (VI) FOUND IN THE "INVESTMENT POLICIES AND
LIMITATIONS" SECTION UNDER THE HEADING "INVESTMENT LIMITATIONS OF
NORDIC FUND" ON PAGE 14.

   (iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

   (vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

   THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION FOUND IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION UNDER THE HEADING
"INVESTMENT LIMITATIONS OF NORDIC FUND" ON PAGE 14.

   For purposes of investing at least 65% of the fund's total assets in securities of Danish, Finnish, Norwegian and Swedish issuers, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING NON-FUNDAMENTAL INVESTMENT LIMITATIONS REPLACE
LIMITATIONS (III) AND (V) FOUND IN THE "INVESTMENT POLICIES AND
LIMITATIONS" SECTION UNDER THE HEADING "INVESTMENT LIMITATIONS OF
PACIFIC BASIN FUND" ON PAGE 15.

   (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

   (v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

   THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION FOUND IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION UNDER THE HEADING
"INVESTMENT LIMITATIONS OF PACIFIC BASIN FUND" ON PAGE 15.

   For purposes of investing at least 65% of the fund's total assets in securities of issuers that have their principal activities in the Pacific Basin, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING NON-FUNDAMENTAL INVESTMENT LIMITATIONS REPLACE
LIMITATIONS (III) AND (V) FOUND IN THE "INVESTMENT POLICIES AND
LIMITATIONS" SECTION UNDER THE HEADING "INVESTMENT LIMITATIONS OF
SOUTHEAST ASIA FUND" ON PAGE 16.

   (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

   (v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

   THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION FOUND IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION UNDER THE HEADING
"INVESTMENT LIMITATIONS OF SOUTHEAST ASIA FUND" ON PAGE 16.

   For purposes of investing at least 65% of the fund's total assets in securities of Southeast Asian issuers, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING NON-FUNDAMENTAL INVESTMENT LIMITATIONS REPLACE
LIMITATIONS (IV) AND (VI) FOUND IN THE "INVESTMENT POLICIES AND
LIMITATIONS" SECTION UNDER THE HEADING "INVESTMENT LIMITATIONS OF
UNITED KINGDOM FUND" ON PAGE 17.

   (iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

   (vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

   THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION FOUND IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION UNDER THE HEADING
"INVESTMENT LIMITATIONS OF UNITED KINGDOM FUND" ON PAGE 17.

   For purposes of investing at least 65% of the fund's total assets in securities of British issuers, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

THE FOLLOWING INFORMATION REPLACES THE THIRD PARAGRAPH UNDER THE
HEADING "EXPOSURE TO FOREIGN MARKETS"IN THE"INVESTMENT POLICIES AND
LIMITATIONS"SECTION ON PAGE 18   .

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository or foreign subcustodian. For example, many foreign countries are less prepared than the United States to properly process and calculate information related to dates from and after January 1, 2000. As a result, some foreign markets, brokers, banks or securities depositories could experience at least temporary disruptions, which could result in difficulty buying and selling securities in certain foreign markets and pricing foreign investments, and foreign issuers could fail to pay timely dividends, interest or principal. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions and custodial costs, are generally higher than with U.S. investments.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE
"TRUSTEES AND OFFICERS" SECTION ON PAGE 67   .

*EDWARD C. JOHNSON 3d (68), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc. Abigail Johnson, Member of the Advisory Board of Fidelity Investment Trust, is Mr. Johnson's daughter.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE
"TRUSTEES AND OFFICERS" SECTION ON PAGE 67   .

ABIGAIL P. JOHNSON (37), Member of the Advisory Board of Fidelity Investment Trust (1999), is Vice President of certain Equity Funds
(1997), and is a Director of FMR Corp. (1994). Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity funds. Edward C. Johnson 3d, Trustee and President of the Funds, is Ms. Johnson's father.

THE FOLLOWING INFORMATION REPLACES THE COMPENSATION TABLE FOUND IN THE
"TRUSTEES AND OFFICERS" SECTION ON PAGE 70   .

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended October 31, 1998, or calendar year ended December 31, 1997, as applicable.

   COMPENSATION TABLE


AGGREGATE COMPENSATION FROM A   Edward C. Johnson 3d**  Abigail P. Johnson**  J. Gary Burkhead**  Ralph F. Cox
FUND

International Growth & IncomeB  $ 0                     $ 0                   $ 0                 $ 363

Canada FundB                    $ 0                     $ 0                   $ 0                 $ 28

Emerging Markets FundB          $ 0                     $ 0                   $ 0                 $ 153

Europe FundB                    $ 0                     $ 0                   $ 0                 $ 484

Europe Capital Appreciation     $ 0                     $ 0                   $ 0                 $ 205
FundB

France FundB                    $ 0                     $ 0                   $ 0                 $ 4

Germany FundB                   $ 0                     $ 0                   $ 0                 $ 8

Hong Kong and China FundB       $ 0                     $ 0                   $ 0                 $ 59

Japan FundB                     $ 0                     $ 0                   $ 0                 $ 88

Japan Small Companies FundB     $ 0                     $ 0                   $ 0                 $ 34

Latin America FundB             $ 0                     $ 0                   $ 0                 $ 240

Nordic FundB                    $ 0                     $ 0                   $ 0                 $ 36

Pacific Basin FundB             $ 0                     $ 0                   $ 0                 $ 78

Southeast Asia FundB            $ 0                     $ 0                   $ 0                 $ 90

United Kingdom FundB            $ 0                     $ 0                   $ 0                 $ 3

TOTAL COMPENSATION FROM THE     $ 0                     $ 0                   $ 0                 $ 214,500
FUND COMPLEX*,A




AGGREGATE COMPENSATION
FROM A                       Phyllis Burke Davis  Robert  M. Gates***  E. Bradley Jones  Donald J. Kirk  Peter  S. Lynch**
FUND

International Growth &
IncomeB                      $ 360                $ 365                $ 363             $ 369           $ 0

Canada FundB                 $ 28                 $ 28                 $ 28              $ 28            $ 0

Emerging Markets FundB       $ 152                $ 154                $ 153             $ 155           $ 0

Europe FundB                 $ 481                $ 488                $ 484             $ 497           $ 0

Europe Capital Appreciation  $ 203                $ 207                $ 205             $ 210           $ 0
FundB

France FundB                 $ 4                  $ 4                  $ 4               $ 4             $ 0

Germany FundB                $ 8                  $ 8                  $ 8               $ 8             $ 0

Hong Kong and China FundB    $ 59                 $ 59                 $ 59              $ 60            $ 0

Japan FundB                  $ 87                 $ 88                 $ 88              $ 89            $ 0

Japan Small Companies FundB  $ 34                 $ 35                 $ 34              $ 35            $ 0

Latin America FundB          $ 239                $ 242                $ 240             $ 243           $ 0

Nordic FundB                 $ 36                 $ 37                 $ 36              $ 37            $ 0

Pacific Basin FundB          $ 77                 $ 78                 $ 78              $ 79            $ 0

Southeast Asia FundB         $ 89                 $ 91                 $ 90              $ 91            $ 0

United Kingdom FundB         $ 3                  $ 3                  $ 3               $ 3             $ 0

TOTAL COMPENSATION FROM THE  $ 210,000            $ 176,000            $ 211,500         $ 211,500       $ 0
FUND COMPLEX*,A




AGGREGATE COMPENSATION FROM A   William O. McCoy ****  Gerald  C. McDonough  Marvin  L.  Mann  Robert C. Pozen**
FUND

International Growth & IncomeB  $ 365                  $ 450                 $ 360             $ 0

Canada FundB                    $ 28                   $ 35                  $ 28              $ 0

Emerging Markets FundB          $ 154                  $ 190                 $ 151             $ 0

Europe FundB                    $ 488                  $ 600                 $ 483             $ 0

Europe Capital Appreciation     $ 207                  $ 254                 $ 205             $ 0
FundB

France FundB                    $ 4                    $ 5                   $ 4               $ 0

Germany FundB                   $ 8                    $ 10                  $ 8               $ 0

Hong Kong and China FundB       $ 59                   $ 73                  $ 58              $ 0

Japan FundB                     $ 88                   $ 109                 $ 87              $ 0

Japan Small Companies FundB     $ 35                   $ 42                  $ 34              $ 0

Latin America FundB             $ 242                  $ 298                 $ 237             $ 0

Nordic FundB                    $ 37                   $ 45                  $ 36              $ 0

Pacific Basin FundB             $ 78                   $ 97                  $ 77              $ 0

Southeast Asia FundB            $ 91                   $ 112                 $ 89              $ 0

United Kingdom FundB            $ 3                    $ 3                   $ 3               $ 0

TOTAL COMPENSATION FROM THE     $ 214,500              $ 264,500             $ 214,500         $ 0
FUND COMPLEX*,A



AGGREGATE COMPENSATION FROM A   Thomas  R. Williams
FUND

International Growth & IncomeB  $ 365

Canada FundB                    $ 28

Emerging Markets FundB          $ 154

Europe FundB                    $ 488

Europe Capital Appreciation     $ 207
FundB

France FundB                    $ 4

Germany FundB                   $ 8

Hong Kong and China FundB       $ 59

Japan FundB                     $ 88

Japan Small Companies FundB     $ 34

Latin America FundB             $ 241

Nordic FundB                    $ 37

Pacific Basin FundB             $ 78

Southeast Asia FundB            $ 91

United Kingdom FundB            $ 3

TOTAL COMPENSATION FROM THE     $ 214,500
FUND COMPLEX*,A


* Information is for the calendar year ended December 31, 1997 for 230 funds in the complex.

** Interested Trustees of the funds, Ms. Johnson and Mr. Burkhead are compensated by FMR.

*** Mr. Gates was appointed to the Board of Trustees of Fidelity
Investment Trust effective March 1, 1997. Mr. Gates was elected to the Board of Trustees of Fidelity Investment Trust on September 17, 1997.

**** Mr. McCoy was appointed to the Board of Trustees of Fidelity
Investment Trust effective January 1, 1997. Mr. McCoy was elected to the Board of Trustees of Fidelity Investment Trust on September 17, 1997.

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1997, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $62,500; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $53,699; Marvin L. Mann, $53,699; and Thomas R. Williams, $62,462.

B Compensation figures include cash.

   THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND UNDER THE HEADING "SUB-ADVISERS" IN THE"MANAGEMENT CONTRACTS"SECTION BEGINNING ON PAGE 75.

   For providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:

   (small solid bullet) FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its monthly management fee (including any performance adjustment) with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.

   (small solid bullet) FMR pays FIJ and FIIA a fee equal to 57% of its monthly management fee (including any performance adjustment) with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.

   (small solid bullet) FIIA pays FIIA(U.K.)L a fee equal to 110% of FIIA(U.K.)L's costs incurred in connection with providing discretionary investment management services.

   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE"MANAGEMENT CONTRACTS" SECTION BEGINNING ON PAGE 76.

   For discretionary investment management and execution of portfolio transactions, fees paid to FIIA, FIIA (U.K.)L, and FIJ on behalf of Emerging Markets Fund, Europe Fund, France Fund, Germany Fund, Hong Kong and China Fund, Japan Fund, Japan Small Companies Fund, Nordic Fund, Pacific Basin Fund, Southeast Asia Fund and United Kingdom Fund for the past three fiscal years are shown in the table below.

Fiscal Year Ended October 31  FIIA*        FIIA(U.K.)L  FIJ*

Emerging Markets Fund

1998                          $ 1,145,557  $ 308,521    $ 0

1997                          $ 0          $ 0          $ 0

1996                          $ 0          $ 0          $ 0

Europe Fund

1998                          $ 3,337,270  $ 1,841,726  $ 0

1997                          $ 3,469,914  $ 1,630,394  $ 0

1996                          $ 2,343,797  $ 1,178,141  $ 0

France Fund

1998                          $ 26,226     $ 19,283     $ 0

1997                          $ 23,423     $ 12,702     $ 0

1996                          $ 20,506     $ 9,746      $ 0

Germany Fund

1998                          $ 46,455     $ 40,493     $ 0

1997                          $ 44,450     $ 21,182     $ 0

1996                          $ 20,060     $ 9,580      $ 0

Hong Kong and China Fund

1998                          $ 573,302    $ 0          $ 0

1997                          $ 812,733    $ 0          $ 0

1996                          $ 219,845    $ 0          $ 0

Japan Fund

1998                          $ 1,202,885  $ 0          $ 0

1997                          $ 1,337,897  $ 0          $ 0

1996                          $ 675,784    $ 0          $ 596,553

Japan Small Companies Fund

1998                          $ 0          $ 0          $ 351,549

1997                          $ 0          $ 0          $ 351,251

1996                          $ 278,610    $ 144,816    $ 80,585

Latin America Fund

1998                          $ 0          $ 0          $ 0

1997                          $ 0          $ 0          $ 0

1996                          $ 0          $ 0          $ 0

Nordic Fund

1998                          $ 265,220    $ 118,106    $ 0

1997                          $ 255,453    $ 149,480    $ 0

1996                          $ 35,579     $ 14,299     $ 0

Pacific Basin Fund

1998                          $ 1,127,973  $ 0          $ 0

1997                          $ 1,186,431  $ 0          $ 0

1996                          $ 2,317,762  $ 0          $ 0

Southeast Asia Fund

1998                          $ 1,351,153  $ 0          $ 0

1997                          $ 2,191,832  $ 0          $ 0

1996                          $ 2,773,021  $ 0          $ 0

United Kingdom Fund

1998                          $ 19,389     $ 8,316      $ 0

1997                          $ 19,096     $ 12,642     $ 0

1996                          $ 7,749      $ 3,597      $ 0


   * Prior to August 1, 1999, FMR paid FIIA and FIJ a fee equal to 50% of its monthly management fee (including any performance adjustment) with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "SUB-ADVISERS" IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 76.

Currently, FIIA is primarily responsible for choosing investments for Southeast Asia Fund and Hong Kong and China Fund. Currently, FIIA (U.K.)L is primarily responsible for choosing investments for Emerging Markets Fund, Europe Fund, France Fund, Germany Fund, Nordic Fund, and United Kingdom Fund. Currently, FIJ is primarily responsible for choosing investments for Japan Fund and Japan Small Companies Fund.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION UNDER THE
HEADING "AUDITOR" IN THE "DESCRIPTION OF THE TRUST" SECTION ON PAGE
81   .

AUDITOR. PricewaterhouseCoopers LLP, One Post Office Square, Boston, Massachusetts served as independent accountant for each fund for the most recent fiscal period. The auditor examined financial statements for the funds and provided other audit, tax, and related services.

AUDITOR. Effective February 18, 1999, Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts serves as independent accountant for Europe Capital Appreciation Fund for the next fiscal period. The auditor examines financial statements for the fund and provides other audit, tax, and related services.

SUPPLEMENT TO

FIDELITY'S BROADLY DIVERSIFIED INTERNATIONAL EQUITY FUNDS

DECEMBER 30, 1998 PROSPECTUS

   The following information supplements the information found under the heading "Average Annual Returns" in the "Performance" section on page P-7.

   Going forward, Diversified International Fund's performance will be compared to the Morgan Stanley Capital International Europe, Australasia, and Far East (EAFE) Index rather than the Morgan Stanley Capital International GDP-Weighted Europe, Australasia, and Far East Index. Changing Diversified International Fund's benchmark to the Morgan Stanley Capital International EAFE Index will align the fund's benchmark with that of other broadly diversified international funds in its competitive universe.

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Investment Details" section on page P-11.

FOREIGN EXPOSURE. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. For example, many foreign countries are less prepared than the United States to properly process and calculate information related to dates from and after January 1, 2000, which could result in difficulty pricing foreign investments and failure by foreign issuers to pay timely dividends, interest or principal. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market.

The following information replaces similar information found under the heading "Policies" in the "Account Features and Policies" section on page P-18.

To reduce expenses, only one copy of most financial reports and prospectuses will be mailed to your household, even if you have more than one account in a fund. Call Fidelity at 1-800-544-8544 if you need additional copies of financial reports or prospectuses.

   The following information replaces the last paragraph found under the heading "Fund Management" in the "Fund Services" section on page P-20.

   For International Value Fund, Overseas Fund and Diversified International Fund, the fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well International Value Fund and Overseas Fund has performed relative to the Morgan Stanley Capital International EAFE Index or Diversified International Fund has performed relative to a blend of the performance of the Morgan Stanley Capital International GDP-Weighted EAFE Index and the Morgan Stanley Capital International EAFE
Index.

   For the period prior to August 1, 1999, Diversified International Fund compares its performance to the Morgan Stanley Capital International GDP-Weighted EAFE Index. For the period beginning August 1, 1999, Diversified International Fund compares its performance to the Morgan Stanley Capital International EAFE Index. Because the performance adjustment is based on a rolling 36 month measurement period, during a transition period Diversified International Fund's performance will be compared to a blended index return that reflects the performance of the Morgan Stanley Capital International EAFE Index for the portion of the 36 month performance measurement period beginning August 1, 1999 and the performance of the Morgan Stanley Capital International GDP-Weighted EAFE Index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the Morgan Stanley Capital International GDP-Weighted EAFE Index will be eliminated from the performance adjustment calculation, and the calculation will include only the performance of the Morgan Stanley Capital International EAFE Index.

The following information replaces the fifth paragraph found under the heading "Fund Management" in the "Fund Services" section on page P-21.

   The performance adjustment rate is calculated monthly by comparing over the performance period International Value Fund's, Overseas
Fund's and Diversified International Fund's performance to that of the Morgan Stanley Capital International EAFE Index.

   The following information replaces similar information found under the heading "Fund Management" in the "Fund Services" section on page P-21.

   For Diversified International Fund, International Value Fund, and Overseas Fund, the performance period is the most recent 36-month period.

   The total management fee for the fiscal year ended October 31, 1998 was 0.74% of the fund's average net assets for International Growth & Income Fund, 0.83% of the fund's average net assets for Diversified International Fund, 0.82% of the fund's average net assets for International Value Fund, 0.90% of the fund's average net assets for Overseas Fund, and 0.74% of the fund's average net assets for Worldwide Fund.

SUPPLEMENT TO FIDELITY'S BROADLY DIVERSIFIED INTERNATIONAL EQUITY
FUNDS FIDELITY INTERNATIONAL GROWTH & INCOME FUND, FIDELITY
DIVERSIFIED INTERNATIONAL FUND, FIDELITY INTERNATIONAL VALUE FUND, FIDELITY OVERSEAS FUND AND FIDELITY WORLDWIDE FUND FUNDS OF FIDELITY INVESTMENT TRUST

DECEMBER 30, 1998

STATEMENT OF ADDITIONAL INFORMATION

   THE FOLLOWING NON-FUNDAMENTAL INVESTMENT LIMITATIONS REPLACE
LIMITATIONS (III) AND (V) FOUND IN THE "INVESTMENT POLICIES AND
LIMITATIONS" SECTION UNDER THE HEADING "INVESTMENT LIMITATIONS OF
INTERNATIONAL GROWTH & INCOME FUND" BEGINNING ON PAGE 2.

   (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

   (v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION FOUND IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION UNDER THE HEADING
"INVESTMENT LIMITATIONS OF INTERNATIONAL GROWTH & INCOME FUND" ON PAGE
3.

   For purposes of investing at least 65% of the fund's total assets in foreign securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING NON-FUNDAMENTAL INVESTMENT LIMITATIONS REPLACE
LIMITATIONS (III) AND (V) FOUND IN THE "INVESTMENT POLICIES AND
LIMITATIONS" SECTION UNDER THE HEADING "INVESTMENT LIMITATIONS OF
DIVERSIFIED INTERNATIONAL FUND" ON PAGE 4.

   (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

   (v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION FOUND IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION UNDER THE HEADING
"INVESTMENT LIMITATIONS OF DIVERSIFIED INTERNATIONAL FUND" ON PAGE 4.

   For purposes of investing at least 65% of the fund's total assets in foreign securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING NON-FUNDAMENTAL INVESTMENT LIMITATIONS REPLACE
LIMITATIONS (III) AND (V) FOUND IN THE "INVESTMENT POLICIES AND
LIMITATIONS" SECTION UNDER THE HEADING "INVESTMENT LIMITATIONS OF
INTERNATIONAL VALUE FUND" ON PAGE 5.

   (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

   (v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION FOUND IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION UNDER THE HEADING
"INVESTMENT LIMITATIONS OF INTERNATIONAL VALUE FUND" ON PAGE 5.

   For purposes of investing at least 65% of the fund's total assets in foreign securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING NON-FUNDAMENTAL INVESTMENT LIMITATIONS REPLACE
LIMITATIONS (III) AND (V) FOUND IN THE "INVESTMENT POLICIES AND
LIMITATIONS" SECTION UNDER THE HEADING "INVESTMENT LIMITATIONS OF
OVERSEAS FUND" ON PAGE 6.

   (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

   (v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

   THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION FOUND IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION UNDER THE HEADING
"INVESTMENT LIMITATIONS OF OVERSEAS FUND" ON PAGE 6.

   For purposes of investing at least 65% of the fund's total assets in foreign securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING NON-FUNDAMENTAL INVESTMENT LIMITATIONS REPLACE
LIMITATIONS (III) AND (V) FOUND IN THE "INVESTMENT POLICIES AND
LIMITATIONS" SECTION UNDER THE HEADING "INVESTMENT LIMITATIONS OF
WORLDWIDE FUND" ON PAGE 7.

   (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

   (v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "EXPOSURE TO FOREIGN MARKETS" IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 8.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository or foreign subcustodian. For example, many foreign countries are less prepared than the United States to properly process and calculate information related to dates from and after January 1, 2000. As a result, some foreign markets, brokers, banks or securities depositories could experience at least temporary disruptions, which could result in difficulty buying and selling securities in certain foreign markets and pricing foreign investments, and foreign issuers could fail to pay timely dividends, interest or principal. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions and custodial costs, are generally higher than with U.S. investments.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION ON PAGE 49.

*EDWARD C. JOHNSON 3d (68), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Investments Money Management, Inc.(1998), Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc. Abigail Johnson, Member of the Advisory Board of Fidelity Investment Trust, is Mr. Johnson's daughter.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION ON PAGE 49.

ABIGAIL P. JOHNSON (36), Member of the Advisory Board of Fidelity Investment Trust (1999), is Vice President of certain Equity Funds
(1997), and is a Director of FMR Corp.(1994). Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity Funds. Edward C. Johnson 3d, Trustee and President of the Funds, is Ms. Johnson's father.

THE FOLLOWING INFORMATION REPLACES THE "COMPENSATION TABLE" FOUND IN THE "TRUSTEES AND OFFICERS" SECTION ON PAGE 52.

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended October 31, 1998 or calendar year ended December 31, 1997, as applicable.

   COMPENSATION TABLE


AGGREGATE COMPENSATION FROM A   Edward C. Johnson 3d**  Abigail P. Johnson**  J. Gary Burkhead**  Ralph F. Cox
FUND

International Growth & IncomeB  $ 0                     $ 0                   $ 0                 $ 363

Diversified InternationalB      $ 0                     $ 0                   $ 0                 $ 432

International ValueB            $ 0                     $ 0                   $ 0                 $ 658

OverseasB,C,D                   $ 0                     $ 0                   $ 0                 $ 1,417

WorldwideB                      $ 0                     $ 0                   $ 0                 $ 164

TOTAL COMPENSATION FROM THE     $ 0                     $ 0                   $ 0                 $ 214,500
FUND COMPLEX*,A




AGGREGATE COMPENSATION FROM
A                            Phyllis Burke Davis  Robert  M. Gates***  E. Bradley Jones  Donald J. Kirk  Peter  S. Lynch**
FUND


International Growth &
IncomeB                      $ 360                $ 365                $ 363             $ 369           $ 0

Diversified InternationalB   $ 429                $ 435                $ 432             $ 440           $ 0

International ValueB         $ 654                $ 664                $ 658             $ 673           $ 0

OverseasB,C,D                $ 1,408              $ 1,428              $ 1,418           $ 1,445         $ 0

WorldwideB                   $ 162                $ 165                $ 164             $ 167           $ 0

TOTAL COMPENSATION FROM THE  $ 210,000            $ 176,000            $ 211,500         $ 211,500       $ 0
FUND COMPLEX*,A



AGGREGATE COMPENSATION FROM A   William O. McCoy ****  Gerald  C. McDonough  Marvin  L.  Mann  Robert C. Pozen**
FUND

International Growth & IncomeB  $ 365                  $ 450                 $ 360             $ 0

Diversified InternationalB      $ 435                  $ 535                 $ 429             $ 0

International ValueB            $ 664                  $ 816                 $ 655             $ 0

OverseasB,C,D                   $ 1,428                $ 1,757               $ 1,408           $ 0

WorldwideB                      $ 165                  $ 203                 $ 163             $ 0

TOTAL COMPENSATION FROM THE     $ 214,500              $ 264,500             $ 214,500         $ 0
FUND COMPLEX*,A



AGGREGATE COMPENSATION FROM A   Thomas  R. Williams
FUND

International Growth & IncomeB  $ 365

Diversified InternationalB      $ 435

International ValueB            $ 663

OverseasB,C,D                   $ 1,427

WorldwideB                      $ 165

TOTAL COMPENSATION FROM THE     $ 214,500
FUND COMPLEX*,A


* Information is for the calendar year ended December 31, 1997 for 230 funds in the complex.

** Interested Trustees of the funds, Ms. Johnson and Mr. Burkhead are compensated by FMR.

*** Mr. Gates was appointed to the Board of Trustees of Fidelity
Investment Trust effective March 1, 1997.

**** Mr. McCoy was appointed to the Board of Trustees Fidelity
Investment Trust effective January 1, 1997.

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1997, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $62,500; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $53,699; Marvin L. Mann, $53,699; and Thomas R. Williams, $62,462.

B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.

C The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $643; Phyllis Burke Davis, $643; Robert M. Gates, $643; E. Bradley Jones, $643; Donald J. Kirk, $643; William O. McCoy, $643; Gerald C. McDonough, $751; Marvin L. Mann, $643; and Thomas R. Williams, $643.

D Certain of the non-interested Trustees' aggregate compensation from a fund includes accrued voluntary deferred compensation as follows:
Ralph F. Cox, $546, Overseas Fund; Marvin L. Mann, $546, Overseas Fund; William O. McCoy, $449, Overseas Fund; and Thomas R. Williams, $546, Overseas Fund.

   THE FOLLOWING INFORMATION REPLACES THE TENTH AND ELEVENTH
PARAGRAPHS IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 53.

   For the services of FMR under the management contract, Diversified International, International Value and Overseas each pays FMR a monthly management fee which has two components: a basic fee, which is the sum of a group fee rate and an individual fund fee rate, and a performance adjustment based on a comparison of International Value's and Overseas's performance to that of the Morgan Stanley Capital International Europe, Australasia, and Far East Index or Diversified International's performance to that of a blend of the performance of the Morgan Stanley Capital International GDP-Weighted Europe, Australasia, and Far East Index and the Morgan Stanley Capital International Europe, Australasia, and Far East Index.

THE FOLLOWING INFORMATION REPLACES    THE SECOND PARAGRAPH     FOUND
IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 55.

   COMPUTING THE PERFORMANCE ADJUSTMENT. The basic fee for each of Diversified International, International Value and Overseas is subject to upward or downward adjustment, depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record over the same period of the Morgan Stanley Capital International Europe, Australasia, and Far East Index for International Value and Overseas or a blend of the Morgan Stanley Capital International GDP-Weighted Europe, Australasia, and Far East Index and the Morgan Stanley Capital International Europe, Australasia, and Far East Index for Diversified International. Starting with the twelfth month, the performance adjustment takes effect. Each month subsequent to the twelfth month, a new month is added to the performance period until the performance period includes 36 months. Thereafter, the performance period consists of the most recent month plus the previous 35 months.

   For the period prior to August 1, 1999, Diversified International compares its performance to the Morgan Stanley Capital International GDP-Weighted Europe, Australasia, and Far East Index (Prior Index). For the period beginning August 1, 1999, Diversified International compares its performance to the Morgan Stanley Capital International Europe, Australasia, and Far East Index (Current Index). Because the performance adjustment is based on a rolling 36 month measurement period, during a transition period Diversified International's performance will be compared to a 36 month blended index return that reflects the performance of the Current Index for the portion of the 36 month performance measurement period beginning August 1, 1999 and the performance of the Prior Index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the Prior Index will be eliminated from the performance adjustment calculation, and the calculation will include only the performance of the Current Index.

   THE FOLLOWING INFORMATION REPLACES THE SIXTH AND SEVENTH PARAGRAPHS FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 55.

A fund's performance is calculated based on change in NAV. For purposes of calculating the performance adjustment, any dividends or capital gain distributions paid by the fund are treated as if reinvested in that fund's shares at the NAV as of the record date for payment.

   The record of the Morgan Stanley Capital International Europe, Australasia, and Far East Index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the Morgan Stanley Capital International Europe, Australasia, and Far East Index. Because the adjustment to the basic fee is based on International Value's and Overseas's performance compared to the investment record of the Morgan Stanley Capital International Europe, Australasia, and Far East Index, the controlling factor is not whether each fund's performance is up or down per se, but whether it is up or down more or less than the record of the Morgan Stanley Capital International Europe, Australasia, and Far East Index. The records of the Morgan Stanley Capital International GDP-Weighted Europe, Australasia, and Far East Index and the Morgan Stanley Capital International Europe, Australasia, and Far East Index for Diversified International are based on change in value and each is adjusted for any cash distributions from the companies whose securities compose each index. Because the adjustment to the basic fee is based on Diversified International's performance compared to the blended investment records of the Morgan Stanley Capital International GDP-Weighted Europe, Australasia, and Far East Index and Morgan Stanley Capital International Europe, Australasia, and Far East Index, the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the blended records of the Morgan Stanley Capital International GDP-Weighted Europe, Australasia, and Far East Index and the Morgan Stanley Capital International Europe, Australasia, and Far East Index. Moreover, the comparative investment performance of each fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "SUB-ADVISERS" IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 56.

   For providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:

   (small solid bullet) FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its monthly management fee (including any performance adjustment) with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.

   (small solid bullet) FMR pays FIJ and FIIA a fee equal to 57% of its monthly management fee (including any performance adjustment) with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.

   (small solid bullet) FIIA pays FIIA(U.K.)L a fee equal to 110% of FIIA(U.K.)L's costs incurred in connection with providing discretionary investment management services.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION UNDER THE
HEADING "AUDITOR" IN THE "DESCRIPTION OF THE TRUST" SECTION ON PAGE
59:

AUDITOR. PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts, serves as independent accountant for Fidelity International Growth & Income Fund, Fidelity International Value Fund, and Fidelity Overseas Fund. The auditor examines financial statements for the funds and provides other audit, tax, and related services.

PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts, served as independent accountant for each fund for the most recent fiscal period. The auditor examined financial statements for the funds and provided other audit, tax, and related services.

Effective February 18, 1999, Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts, serves as independent accountant for Fidelity Diversified International Fund and Fidelity Worldwide Fund for the next fiscal period. The auditor examines financial statements for the funds and provides other audit, tax, and related services.